Share-Based Payments - LTI 2016 Plan (Details)	12 Months Ended
Dec. 31, 2022 D
LTI Plan 2016
SHARE-BASED PAYMENTS
Term of grant	4 years
Number of trading days of shares after publication of fourth-quarter results on grant price is calculated as arithmetic mean of the XETRA closing prices	20
Vesting life of share based awards	4 years
Number of trading days of shares after vesting period and publication of fourth-quarter results on grant price is calculated as arithmetic mean of the XETRA closing prices	20
Cap of the payout price as a percent to the grant price (in percentage)	300.00%
LTI Plan 2016 | Lowest
SHARE-BASED PAYMENTS
Grant amount, as a percent of the contractual target	80.00%
LTI Plan 2016 | Highest
SHARE-BASED PAYMENTS
Grant amount, as a percent of the contractual target	120.00%
LTI Plan 2016, performance share units
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	60.00%
Performance factor when share performance matches the Peer Group Index (as a percent)	100.00%
Underperformance of SAP shares against Peer Group Index that cancels the awards (as a percent)	50.00%
LTI Plan 2016, performance share units | Highest
SHARE-BASED PAYMENTS
Cap of the vested awards as a percent to the initial awards allocation	150.00%
LTI Plan 2016, retention share units
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	40.00%